Cover Page	Mar. 09, 2020
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Mar. 09, 2020
Entity File Number	001-32336
Entity Registrant Name	DIGITAL REALTY TRUST, INC.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	26-0081711
Entity Address, Address Line One	Four Embarcadero Center, Suite 3200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	738-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001297996
Amendment Flag	true
Amendment Description	On March 13, 2020, Digital Realty Trust, Inc. (“DLR”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report the consummation of the transactions (the “InterXion Combination”) contemplated by that certain Purchase Agreement, dated as of October 29, 2019, as amended on January 23, 2020 (the “Purchase Agreement”), by and among DLR, Digital Intrepid Holding B.V. (formerly known as DN 39J 7A B.V.), a private limited liability company organized under the laws of the Netherlands and an indirect subsidiary of DLR (“Buyer”), and InterXion Holding N.V., a public limited liability company organized under the laws of the Netherlands (“INXN”)
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	DLR
Security Exchange Name	NYSE
Series C Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Series C Cumulative Redeemable Perpetual Preferred Stock
Trading Symbol	DLR Pr C
Security Exchange Name	NYSE
Series G Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Series G Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr G
Security Exchange Name	NYSE
Series I Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Series I Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr I
Security Exchange Name	NYSE
Series J Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Series J Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr J
Security Exchange Name	NYSE
Series K Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Series K Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr K
Security Exchange Name	NYSE
Series L Preferred Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Series L Cumulative Redeemable Preferred Stock
Trading Symbol	DLR Pr L
Security Exchange Name	NYSE
Digital Realty Trust L.P.
Entity Information [Line Items]
Entity File Number	000-54023
Entity Registrant Name	DIGITAL REALTY TRUST, L.P.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	20-2402955
Entity Address, Address Line One	Four Embarcadero Center, Suite 3200
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	415
Local Phone Number	738-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001494877
Amendment Flag	true